ORGANIZATION AND BUSINESS BACKGROUND (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF COMPANY’S SUBSIDIARY

Details of the Company’s subsidiary:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. catTHIS Holdings Corp.	Labuan, January 26, 2021	100 shares of ordinary share of USD1 each	Digital marketing service provider

Details of the Company’s subsidiary:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. catTHIS Holdings Corp.	Labuan, January 26, 2021	100 shares of ordinary share of USD1 each	Digital marketing service provider

Details of the Company’s subsidiary:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. catTHIS Holdings Corp.	Labuan, January 26, 2021	100 shares of ordinary share of USD1 each	Digital marketing service provider

Details of the Company’s subsidiary:

Company name	Place/date of incorporation	Particulars of issued capital	Principal activities

1. catTHIS Holdings Corp.	Labuan, January 26, 2021	100 shares of ordinary share of USD1 each	Digital marketing service provider